Deferred charges (Tables)	9 Months Ended
Sep. 30, 2017
Deferred Costs [Abstract]
Deferred Charges

		Financing
	Dry-docking	fees	Total
December 31, 2016	$49,037	$19,062	$68,099
Cost incurred	3,082	2,208	5,290
Amortization expensed	(9,558)	(1,228)	(10,786)
September 30, 2017	$42,561	$20,042	$62,603